Derivative Instruments and Hedging Activity (Details 3) (Not designated as hedging instruments, USD $) In Thousands, unless otherwise specified	6 Months Ended
Dec. 31, 2013
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (67)
Commodity derivative contracts | Unrealized loss on derivatives
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (67)